Schedule of Investments (unaudited) October 31, 2021	BlackRock Future Innovators ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.7%
Axon Enterprise Inc.(a)	3,684	$662,973
HEICO Corp.	1,977	275,574

		938,547

Auto Components — 2.6%
Fox Factory Holding Corp.(a)	3,264	525,341

Biotechnology — 2.4%
Halozyme Therapeutics Inc.(a)	7,002	266,566
Natera Inc.(a)	1,924	220,433

		486,999

Building Products — 1.7%
AZEK Co. Inc. (The)(a)	9,302	341,290

Chemicals — 3.1%
Amyris Inc.(a)	41,299	612,051

Diversified Consumer Services — 3.0%
Bright Horizons Family Solutions Inc.(a)(b)	1,670	277,220
Chegg Inc.(a)	3,614	214,816
Duolingo Inc.(a)	677	117,588

		609,624

Electrical Equipment — 1.6%
Shoals Technologies Group Inc., Class A(a)	10,440	323,536

Electronic Equipment, Instruments & Components — 2.5%
908 Devices Inc.(a)(b)	9,273	305,082
Halma PLC	4,905	198,914

		503,996

Entertainment — 2.1%
Kahoot! ASA(a)	69,967	419,468

Equity Real Estate Investment Trusts (REITs) — 1.6%
Innovative Industrial Properties Inc.	746	196,265
Rexford Industrial Realty Inc.	1,938	130,234

		326,499

Food Products — 2.5%
Freshpet Inc.(a)	3,219	501,874

Health Care Equipment & Supplies — 8.3%
Figs Inc., Class A(a)	5,318	178,738
Inmode Ltd.(a)	4,102	388,623
Masimo Corp.(a)	1,855	525,967
Outset Medical Inc.(a)	7,717	411,084
Pulmonx Corp.(a)	3,889	151,399

		1,655,811

Health Care Providers & Services — 0.7%
Guardant Health Inc.(a)	1,140	133,141

Health Care Technology — 7.2%
Certara Inc.(a)	10,685	441,398
Doximity Inc., Class A(a)	536	37,241
Health Catalyst Inc.(a)	6,638	349,424
Phreesia Inc.(a)(b)	8,703	613,910

		1,441,973

Hotels, Restaurants & Leisure — 4.3%
Penn National Gaming Inc.(a)	5,138	367,881
Planet Fitness Inc., Class A(a)	3,311	263,390
Wingstop Inc.	1,347	232,317

		863,588

Security	Shares	Value

Internet & Direct Marketing Retail — 1.6%
Fiverr International Ltd.(a)(b)	1,898	$323,324

IT Services — 6.1%
DigitalOcean Holdings Inc.(a)	3,294	321,461
Globant SA(a)	1,562	498,575
Nuvei Corp.(a)(c)	2,153	258,757
Nuvei Corp.(a)(c)	1,220	146,912

		1,225,705

Life Sciences Tools & Services — 9.5%
10X Genomics Inc., Class A(a)	3,042	490,583
Bio-Techne Corp.	1,175	615,289
Olink Holding AB, ADR(a)(b)	4,085	131,374
Repligen Corp.(a)	1,511	438,945
Seer Inc., Class A(a)	6,277	231,747

		1,907,938

Machinery — 2.3%
Chart Industries Inc.(a)	2,650	470,428

Road & Rail — 1.5%
Saia Inc.(a)	941	294,194

Semiconductors & Semiconductor Equipment — 9.0%
Brooks Automation Inc.	2,422	282,042
Entegris Inc.	4,401	619,573
Lattice Semiconductor Corp.(a)	4,194	291,231
Monolithic Power Systems Inc.	1,156	607,432

		1,800,278

Software — 19.7%
Avalara Inc.(a)	3,807	683,889
Bill.com Holdings Inc.(a)(b)	2,271	668,378
Blackline Inc.(a)	2,359	299,286
Five9 Inc.(a)	3,383	534,548
Gitlab Inc., Class A(a)	1,134	127,235
Lightspeed Commerce Inc.(a)	5,364	524,009
nCino Inc.(a)	5,483	398,395
Paylocity Holding Corp.(a)	2,326	709,756

		3,945,496

Specialty Retail — 2.6%
Leslie’s Inc.(a)	10,680	220,862
Vroom Inc.(a)(b)	15,184	290,470

		511,332

Total Common Stocks — 100.6% (Cost: $17,822,688)		20,162,433

Short-Term Investments

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	2,073,040	2,074,077

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Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Future Innovators ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	30,000	$30,000

		2,104,077

Total Short-Term Investments — 10.5% (Cost: $2,104,077)		2,104,077

Total Investments in Securities — 111.1% (Cost: $19,926,765)		22,266,510

Other Assets, Less Liabilities — (11.1)%		(2,219,246)

Net Assets — 100.0%		$20,047,264

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,154,417	$—	$(1,080,340	)(a)	$—	$—	$2,074,077	2,073,040	$847	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	—	(20,000	)(a)	—	—	30,000	30,000	1		—

					$—	$—	$2,104,077		$848		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

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Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Future Innovators ETF

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,544,051	$618,382	$—	$20,162,433
Money Market Funds	2,104,077	—	—	2,104,077

	$21,648,128	$618,382	$—	$22,266,510

The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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